ORGANIZATION - Consolidation and presentation of financial statements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 7,773,182	$ 1,111,550	¥ 11,442,965	$ 1,636,322	¥ 19,634,716	¥ 19,413,202
Restricted cash	8,170,605	1,168,381	8,858,449	$ 1,266,741	6,222,745	¥ 6,181,057
Short-term investments	39,579,961	5,659,859	41,317,700
Financing receivables, net	1,353,682	193,574	2,835,527
Accounts receivable, net	3,091,447		5,297,317
Amounts due from and prepayments to related parties	409,867	58,610	379,218
Prepayments, receivables and other assets	3,726,128	532,829	4,642,824
Total current assets	68,120,190	9,741,056	76,603,345
Property and equipment, net	2,069,624	295,952	2,400,211
Right-of-use assets	19,144,129	2,737,574	23,366,879
Long-term investments, net	20,148,524	2,881,201	23,790,106
Intangible assets, net	722,676	103,341	857,635
Goodwill	4,660,360	666,423	4,777,420		¥ 4,856,807
Other non-current assets	1,763,102	252,121	1,222,277
Total non-current assets	48,547,988	6,942,271	56,545,938
TOTAL ASSETS	116,668,178	16,683,327	133,149,283
Accounts payable	6,052,129	865,443	9,492,629
Amounts due to related parties	348,467	49,830	391,446
Employee compensation and welfare payable	6,504,197	930,088	8,414,472
Customer deposits payable	4,157,248	594,479	6,078,623
Income taxes payable	702,607	100,471	1,028,735
Lease liabilities current portion	10,658,576	1,524,156	13,729,701
Contract liabilities and deferred revenue	5,690,293	813,701	6,051,867
Accrued expenses and other current liabilities	7,588,077	1,085,080	7,268,505
Total current liabilities	42,407,250	6,064,155	52,744,258
Deferred tax liabilities	317,209	45,360	317,697
Lease liabilities non-current portion	6,969,571	996,635	8,636,770
Total non-current liabilities	7,731,094	1,105,531	8,957,030
TOTAL LIABILITIES	50,138,344	$ 7,169,686	61,701,288
VIE
Variable interest entity
Cash and cash equivalents	1,201,262		1,739,264
Restricted cash	5,605,542		5,202,757
Short-term investments	593,183		0
Financing receivables, net	1,353,682		2,812,597
Accounts receivable, net	37,795		31,061
Prepayments, receivables and other assets	179,706		188,222
Total current assets	11,027,319		11,893,724
Property and equipment, net	58,878		65,468
Right-of-use assets	485		650
Long-term investments, net	2,599,369		2,436,087
Intangible assets, net	13,463		19,782
Goodwill	7,522		7,522
Other non-current assets	124,813		44,594
Total non-current assets	2,804,530		2,574,103
TOTAL ASSETS	13,831,849		14,467,827
Accounts payable	57,987		66,266
Employee compensation and welfare payable	411,090		374,213
Customer deposits payable	3,369,240		4,141,792
Income taxes payable	34,984		35,277
Lease liabilities current portion	198		369
Contract liabilities and deferred revenue	2,990		2,785
Accrued expenses and other current liabilities	109,199		210,085
Total current liabilities	10,897,290		11,719,535
Deferred tax liabilities	1,679		2,374
Lease liabilities non-current portion	146		452
Total non-current liabilities	1,825		2,826
TOTAL LIABILITIES	10,899,115		11,722,361
VIE | Related Party
Variable interest entity
Amounts due from and prepayments to related parties	338,044		335,704
Amounts due to related parties	463		322
VIE | Affiliated Entity
Variable interest entity
Amounts due from and prepayments to related parties	1,718,105		1,584,119
Amounts due to related parties	¥ 6,911,139		¥ 6,888,426